Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Statement of Comprehensive Income [Abstract]
Net loss	$ (14.0)	$ (19.3)
Other comprehensive loss, net of tax	0.0	(1.5)
Comprehensive income (loss)	$ (14.0)	$ (20.8)